Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2026
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy of Plan's Assets and Estimated Fair Value of Plan's Investment Funds

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of March 31, 2026 and March 31, 2025:

	As of March 31, 2026
	Level 1	Level 2	Level 3	Total
Mutual funds	$150,410,506	$—	$—	$150,410,506
Viasat, Inc. common stock	180,019,018	—	—	180,019,018
Self-directed brokerage accounts	—	25,480,322	—	25,480,322
Total investments in the fair value hierarchy	$330,429,524	$25,480,322	$—	$355,909,846
Common/collective trusts measured at NAV				$1,025,154,862
Pooled separate accounts measured at NAV				110,575,492
Total investments at fair value				$1,491,640,200

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$141,590,190	$—	$—	$141,590,190
Viasat, Inc. common stock	32,187,114	—	—	32,187,114
Self-directed brokerage accounts	—	20,845,120	—	20,845,120
Total investments in the fair value hierarchy	$173,777,304	$20,845,120	$—	$194,622,424
Common/collective trusts measured at NAV				$810,194,224
Pooled separate account measured at NAV				83,647,113
Total investments at fair value				$1,088,463,761